RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 19:	RELATED PARTIES

Compensation and benefits to key management personnel

Executive officers also participate in the Company’s share option programs. For further information see Note 17 regarding share-based compensation.

Compensation and benefits to key management personnel (including directors) that are employed by the Company and its subsidiaries:

	Year ended December 31
	2023	2022	2021
	USD thousands

Share-based compensation	11,527	30,914	31,283
Other compensation and benefits	3,988	4,433	6,752

Total	15,515	35,347	38,035